SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Dec. 19, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Offering shares, par value		$ 0	$ 0
Subsequent Event [Member] | Undering Agreement [Member]
Subsequent Event [Line Items]
Gross proceed after deducted certain expense	$ 4,983,761
Subsequent Event [Member] | Undering Agreement [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Exercise price	$ 5.00
Underwriters to purchase percentage	4.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Offering shares	1,500,000
Offering shares, par value	$ 0
Gross proceeds	$ 6,000,000
Exercise price	$ 4.00